Supplement to the
Fidelity Advisor Asset Manager® Funds
Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%
Class A, Class M, Class C, Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity Asset Manager® 20% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.52% A,B	0.52% A,B	0.52% A,B	0.52% A,B	0.45% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.78%	1.03%	1.53%	0.53%	0.46%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% for Class A, 0.16% for Class M, 0.16% for Class C, 0.14% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 650	$ 650	$ 451	$ 451	$ 256	$ 156	$ 54	$ 54	$ 47	$ 47

3 years	$ 810	$ 810	$ 666	$ 666	$ 483	$ 483	$ 170	$ 170	$ 148	$ 148

5 years	$ 983	$ 983	$ 899	$ 899	$ 834	$ 834	$ 296	$ 296	$ 258	$ 258

10 years	$ 1,486	$ 1,486	$ 1,565	$ 1,565	$ 1,621	$ 1,621	$ 665	$ 665	$ 579	$ 579
The following information replaces similar information for Fidelity Asset Manager® 30% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.53% A,B	0.53% A,B	0.53% A,B	0.53% A,B	0.46% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.80%	1.05%	1.55%	0.55%	0.48%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.16% for Class M, 0.17% for Class C, 0.17% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 652	$ 453	$ 453	$ 258	$ 158	$ 56	$ 56	$ 49	$ 49

3 years	$ 816	$ 816	$ 672	$ 672	$ 490	$ 490	$ 176	$ 176	$ 154	$ 154

5 years	$ 994	$ 994	$ 909	$ 909	$ 845	$ 845	$ 307	$ 307	$ 269	$ 269

10 years	$ 1,508	$ 1,508	$ 1,588	$ 1,588	$ 1,643	$ 1,643	$ 689	$ 689	$ 604	$ 604
The following information replaces similar information for Fidelity Asset Manager® 40% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.53% A,B	0.53% A,B	0.53% A,B	0.53% A,B	0.46% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.02% B

Total annual operating expenses	0.79%	1.04%	1.54%	0.54%	0.48%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% for Class A, 0.16% for Class M, 0.18% for Class C, 0.16% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 651	$ 651	$ 452	$ 452	$ 257	$ 157	$ 55	$ 55	$ 49	$ 49

3 years	$ 813	$ 813	$ 669	$ 669	$ 486	$ 486	$ 173	$ 173	$ 154	$ 154

5 years	$ 989	$ 989	$ 904	$ 904	$ 839	$ 839	$ 302	$ 302	$ 269	$ 269

10 years	$ 1,497	$ 1,497	$ 1,577	$ 1,577	$ 1,632	$ 1,632	$ 677	$ 677	$ 604	$ 604
The following information replaces similar information for Fidelity Asset Manager® 50% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.59% A,B	0.59% A,B	0.59% A,B	0.59% A,B	0.47% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.85%	1.10%	1.60%	0.60%	0.48%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class A, 0.17% for Class M, 0.18% for Class C, 0.16% for Class I, and 0.06% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 657	$ 657	$ 458	$ 458	$ 263	$ 163	$ 61	$ 61	$ 49	$ 49

3 years	$ 831	$ 831	$ 687	$ 687	$ 505	$ 505	$ 192	$ 192	$ 154	$ 154

5 years	$ 1,019	$ 1,019	$ 935	$ 935	$ 871	$ 871	$ 335	$ 335	$ 269	$ 269

10 years	$ 1,564	$ 1,564	$ 1,643	$ 1,643	$ 1,699	$ 1,699	$ 750	$ 750	$ 604	$ 604
The following information replaces similar information for Fidelity Asset Manager® 60% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.69% A,B	0.69% A,B	0.69%A,B	0.69% A,B	0.57%A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.96%	1.21%	1.71%	0.71%	0.59%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.20% for Class M, 0.22% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 667	$ 667	$ 469	$ 469	$ 274	$ 174	$ 73	$ 73	$ 60	$ 60

3 years	$ 863	$ 863	$ 721	$ 721	$ 539	$ 539	$ 227	$ 227	$ 189	$ 189

5 years	$ 1,075	$ 1,075	$ 992	$ 992	$ 928	$ 928	$ 395	$ 395	$ 329	$ 329

10 years	$ 1,685	$ 1,685	$ 1,765	$ 1,765	$ 1,821	$ 1,821	$ 883	$ 883	$ 738	$ 738
The following information replaces similar information for Fidelity Asset Manager® 70% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.68% A,B	0.67% A,B	0.68% A,B	0.66% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.02% B	0.01% B	0.01% B

Total annual operating expenses	0.94%	1.18%	1.70%	0.67%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class A, 0.18% for Class M, 0.19% for Class C, 0.17% for Class I, and 0.06% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 665	$ 466	$ 466	$ 273	$ 173	$ 68	$ 68	$ 58	$ 58

3 years	$ 857	$ 857	$ 712	$ 712	$ 536	$ 536	$ 214	$ 214	$ 183	$ 183

5 years	$ 1,065	$ 1,065	$ 976	$ 976	$ 923	$ 923	$ 373	$ 373	$ 318	$ 318

10 years	$ 1,663	$ 1,663	$ 1,732	$ 1,732	$ 1,807	$ 1,807	$ 835	$ 835	$ 714	$ 714
The following information replaces similar information for Fidelity Asset Manager® 85% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.68% A,B	0.68% A,B	0.69% A,B	0.68% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual operating expenses	0.95%	1.20%	1.71%	0.70%	0.58%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 666	$ 666	$ 468	$ 468	$ 274	$ 174	$ 72	$ 72	$ 59	$ 59

3 years	$ 860	$ 860	$ 718	$ 718	$ 539	$ 539	$ 224	$ 224	$ 186	$ 186

5 years	$ 1,070	$ 1,070	$ 987	$ 987	$ 928	$ 928	$ 390	$ 390	$ 324	$ 324

10 years	$ 1,674	$ 1,674	$ 1,754	$ 1,754	$ 1,818	$ 1,818	$ 871	$ 871	$ 726	$ 726
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z

Fidelity Asset Manager® 20%	0.54%	0.54%	0.54%	0.52%	0.45%

Fidelity Asset Manager® 30%	0.54%	0.54%	0.55%	0.55%	0.46%

Fidelity Asset Manager® 40%	0.55%	0.54%	0.56%	0.54%	0.46%

Fidelity Asset Manager® 50%	0.62%	0.61%	0.62%	0.60%	0.50%

Fidelity Asset Manager® 60%	0.70%	0.69%	0.72%	0.70%	0.57%

Fidelity Asset Manager® 70%	0.68%	0.67%	0.69%	0.66%	0.56%

Fidelity Asset Manager® 85%	0.68%	0.68%	0.70%	0.68%	0.56%
One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of each fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

AAR-PSTK-0324-128 1.885797.128	March 1, 2024

Supplement to the
Fidelity Asset Manager® Funds
Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%
November 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity Asset Manager® 20% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.48% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.49%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 50

3 years	$ 157

5 years	$ 274

10 years	$ 616
The following information replaces similar information for Fidelity Asset Manager® 30% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.49% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.51%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 52

3 years	$ 164

5 years	$ 285

10 years	$ 640

The following information replaces similar information for Fidelity Asset Manager® 40% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.50% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.52%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 53

3 years	$ 167

5 years	$ 291

10 years	$ 653
The following information replaces similar information for Fidelity Asset Manager® 50% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 58

3 years	$ 183

5 years	$ 318

10 years	$ 714
The following information replaces similar information for Fidelity Asset Manager® 60% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.66%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67

3 years	$ 211

5 years	$ 368

10 years	$ 822
The following information replaces similar information for Fidelity Asset Manager® 70% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810
The following information replaces similar information for Fidelity Asset Manager® 85% found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.01%

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.48% for Fidelity Asset Manager® 20%, 0.49% for Fidelity Asset Manager® 30%, 0.50% for Fidelity Asset Manager® 40%, 0.58% for Fidelity Asset Manager® 50%, 0.64% for Fidelity Asset Manager® 60%, 0.64% for Fidelity Asset Manager® 70%, and 0.66% for Fidelity Asset Manager® 85%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of each fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

AR‑PSTK‑0324‑116 1.899421.116	March 1, 2024

Supplement to the

Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%

Class A, Class M, Class C, Class I, and Class Z

November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under a fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $100 billion	0.570%	0.510%
Next $100 billion	0.520%	0.460%
Next $100 billion	0.500%	0.440%
Over $300 billion	0.480%	0.420%

For Fidelity Asset Manager® 50%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.670%	0.550%
Next $400 billion	0.610%	0.480%
Next $400 billion	0.580%	0.450%
Over $1,200 billion	0.560%	0.440%

For Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for a fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of a fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity Asset Manager® 20%/Class A	0.54%
Fidelity Asset Manager® 20%/Class M	0.54%
Fidelity Asset Manager® 20%/Class C	0.54%
Fidelity Asset Manager® 20%/Class I	0.52%
Fidelity Asset Manager® 20%/Class Z	0.45%
Fidelity Asset Manager® 30%/Class A	0.54%
Fidelity Asset Manager® 30%/Class M	0.54%
Fidelity Asset Manager® 30%/Class C	0.55%
Fidelity Asset Manager® 30%/Class I	0.55%
Fidelity Asset Manager® 30%/Class Z	0.46%
Fidelity Asset Manager® 40%/Class A	0.55%
Fidelity Asset Manager® 40%/Class M	0.54%
Fidelity Asset Manager® 40%/Class C	0.56%
Fidelity Asset Manager® 40%/Class I	0.54%
Fidelity Asset Manager® 40%/Class Z	0.46%
Fidelity Asset Manager® 50%/Class A	0.62%
Fidelity Asset Manager® 50%/Class M	0.61%
Fidelity Asset Manager® 50%/Class C	0.62%
Fidelity Asset Manager® 50%/Class I	0.60%
Fidelity Asset Manager® 50%/Class Z	0.50%

Fund/Class	Maximum Management Fee Rate
Fidelity Asset Manager® 60%/Class A	0.70%
Fidelity Asset Manager® 60%/Class M	0.69%
Fidelity Asset Manager® 60%/Class C	0.72%
Fidelity Asset Manager® 60%/Class I	0.70%
Fidelity Asset Manager® 60%/Class Z	0.57%
Fidelity Asset Manager® 70%/Class A	0.68%
Fidelity Asset Manager® 70%/Class M	0.67%
Fidelity Asset Manager® 70%/Class C	0.69%
Fidelity Asset Manager® 70%/Class I	0.66%
Fidelity Asset Manager® 70%/Class Z	0.56%
Fidelity Asset Manager® 85%/Class A	0.68%
Fidelity Asset Manager® 85%/Class M	0.68%
Fidelity Asset Manager® 85%/Class C	0.70%
Fidelity Asset Manager® 85%/Class I	0.68%
Fidelity Asset Manager® 85%/Class Z	0.56%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

AAR-AARI-SSTK-0324-112 1.893758.112	March 1, 2024

Supplement to the

Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%

November 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under a fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, and Fidelity Asset Manager® 40%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $100 billion	0.550%
Next $100 billion	0.500%
Next $100 billion	0.470%
Over $300 billion	0.450%

For Fidelity Asset Manager® 50%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.650%
Next $400 billion	0.570%
Next $400 billion	0.520%
Over $1,200 billion	0.490%

For Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for a fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of a fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity Asset Manager® 20%/Fidelity Asset Manager® 20%	0.48%
Fidelity Asset Manager® 30%/Fidelity Asset Manager® 30%	0.49%
Fidelity Asset Manager® 40%/Fidelity Asset Manager® 40%	0.50%
Fidelity Asset Manager® 50%/Fidelity Asset Manager® 50%	0.58%
Fidelity Asset Manager® 60%/Fidelity Asset Manager® 60%	0.64%
Fidelity Asset Manager® 70%/Fidelity Asset Manager® 70%	0.64%
Fidelity Asset Manager® 85%/Fidelity Asset Manager® 85%	0.66%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

AR-SSTK-0324-130 1.473233.130	March 1, 2024